Non-operating (expenses) / income, net	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Non-operating (expenses) / income, net
22	Non-operating income / (expenses), net

Non-operating income / (expenses), net comprises the following:

	Year Ended March 31,
	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands
Interest income	237	175	140
Interest expense	(139)	(181)	(158)
Foreign exchange (loss) / gain	(21)	42	(31)

Non-operating income / (expenses), net	77	36	(49)